Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Operating Expenses [Abstract]
Operating Expenses
For 2011, 2010 and 2009, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2011	2010	2009
Selling expenses	$1,104.8	$1,226.6	$1,251.9
General and administrative expenses:
Salaries and related benefits (1)	3,284.3	3,076.4	2,971.8
Other general and administrative expenses (2)	2,415.3	2,216.0	2,159.3
Total general and administrative expenses (3)	5,699.6	5,292.4	5,131.1
Total operating expenses	$6,804.4	$6,519.0	$6,383.0

(1)	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.

(2)
Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.

(3)	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.